Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,355,846	$ 8,382,140
Carrying amount	39,976	48,160
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	6,188,915
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	3,085,156
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,878,203
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,577,611
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	625,961
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 186,679	$ 167,945
Average fixed interest rate	0.042	0.0306
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 69,605
Average fixed interest rate	0.0485
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39,250
Average fixed interest rate	0.0433
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 38,041
Average fixed interest rate	0.035
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 34,962
Average fixed interest rate	0.0357
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,821
Average fixed interest rate	0.0369
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 43,622	$ 62,703
Average fixed interest rate	0.0277	0.0131
Average exchange rate	1.3218	1.3196
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,897
Average fixed interest rate	0.0247
Average exchange rate	1.334
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 15,121
Average fixed interest rate	0.0304
Average exchange rate	1.313
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 12,977
Average fixed interest rate	0.0317
Average exchange rate	1.3118
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,300
Average fixed interest rate	0.0167
Average exchange rate	1.3474
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 327
Average fixed interest rate	0.0342
Average exchange rate	1.3076
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 16,386	$ 19,429
Average fixed interest rate	0.0315	0.0247
Average exchange rate	1.4352	1.4489
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,924
Average fixed interest rate	0.0241
Average exchange rate	1.5395
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,449
Average fixed interest rate	0.039
Average exchange rate	1.4205
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,973
Average fixed interest rate	0.0279
Average exchange rate	1.4015
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,839
Average fixed interest rate	0.0189
Average exchange rate	1.4711
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 201
Average fixed interest rate	0.0297
Average exchange rate	1.487
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 9,787	$ 7,718
Average fixed interest rate	0.0299	0.0242
Average exchange rate	1.5221	1.3956
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,155
Average fixed interest rate	0.0221
Average exchange rate	1.131
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,141
Average fixed interest rate	0.0262
Average exchange rate	1.6699
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,901
Average fixed interest rate	0.042
Average exchange rate	1.504
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 514
Average fixed interest rate	0.0445
Average exchange rate	0.794
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 76
Average fixed interest rate	0.0524
Average exchange rate	0.9038
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21	$ 19
Average fixed interest rate	0.0325	0.0325
Average exchange rate	0.9706	0.9706
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21
Average fixed interest rate	0.0325
Average exchange rate	0.9706
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-JPY pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 476
Average fixed interest rate	(0.0008)
Average exchange rate	0.0076
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-JPY pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 476
Average fixed interest rate	(0.0008)
Average exchange rate	0.0076
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 451	$ 455
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	451
Fair Value Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,825	$ 109
Average fixed interest rate	105	104
Fair Value Hedges [member] | Interest rate risk [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,825
Average fixed interest rate	105
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 169,368	$ 103,671
Average fixed interest rate	0.0391	0.0242
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 42,073
Average fixed interest rate	0.0497
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 24,340
Average fixed interest rate	0.0379
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 46,219
Average fixed interest rate	0.0361
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 27,242
Average fixed interest rate	0.0348
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 29,494
Average fixed interest rate	0.0335
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 13,154	$ 1,251
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	13,154
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	157
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	157
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-GBP pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	650
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-GBP pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 650